Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Summary of Company's Revenue Based on The Nature of The Products and Services
The following table disaggregates the Company’s revenue based on the nature of the products and services:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020

Hardware	$14,331	$9,919	$28,569	$22,473
Consumables	4,780	$3,429	9,397	$7,582
Services	1,308	$826	2,573	$1,820

Total Revenue	$20,419	$14,174	$40,539	$31,875

The following table disaggregates the Company’s revenue based on the nature of the products and services:

	Year Ended December 31,
(in thousands)	2020	2019
Hardware	$52,119	$57,285
Consumables	15,498	12,584
Services	4,234	2,680

Total Revenue	$71,851	$72,549